1. Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
1. Nature of Operations and Going Concern

Overview

Aspen Group, Inc. (together with its subsidiaries, the “Company” or “Aspen”) was founded in Colorado in 1987 as the International School of Information Management.  On September 30, 2004, it was acquired by Higher Education Management Group, Inc. (“HEMG”) and changed its name to Aspen University Inc.  On May 13, 2011, the Company formed a Colorado subsidiary, Aspen University Marketing, LLC, which was inactive and was formally dissolved on November 20, 2012.  On March 13, 2012, the Company was recapitalized in a reverse merger (See Note 12).  All references to the Company or Aspen before March 13, 2012 are to Aspen University, Inc.

Aspen’s mission is to become an institution of choice for adult learners by offering cost-effective, comprehensive, and relevant online education.  One of the key differences between Aspen and other publicly-traded, exclusively online, for-profit universities is that approximately 87% of our degree-seeking students (as of December 31, 2012) were enrolled in graduate degree programs (Master or Doctorate degree program).  Since 1993, we have been nationally accredited by the Distance Education and Training Council (“DETC”), a national accrediting agency recognized by the U.S. Department of Education (the “DOE”).

Merger with Education Growth Corporation

On May 19, 2011, the Company closed an Agreement and Plan of Merger (the “Merger Agreement”) wherein the Company acquired Education Growth Corporation, Inc. (“EGC”), a privately-held corporation formed in Delaware on January 21, 2011.  EGC merged with and into Aspen University Inc. and Aspen University Inc. was the surviving corporation.

The consideration with respect to the merger with EGC consisted of 3,200,000 common shares of the Company.  EGC was not an operating company and it did not meet the definition of a business for business combination accounting.  EGC did possess intellectual property and, accordingly, the merger was accounted for as an asset acquisition.  Since the stockholders of EGC acquired more than a 10% voting interest in the Company, the asset acquisition was accounted for in accordance with Staff Accounting Bulletin, Topic 5G, “Transfers of Nonmonetary Assets by Promoters or Shareholders”.  Accordingly, the assets acquired in the merger have been recorded at the transferors’ historical cost basis determined under GAAP.  The net purchase price, including acquisition costs paid, was allocated to assets acquired and liabilities assumed as follows:

Current assets (including cash of $3,200)	$3,200
Intangible assets	-
Liabilities assumed	-
Net purchase price	$3,200

Intangible assets acquired include a proprietary database of education-specific media publishers, a database of key words and performance metrics specific to the internet search channel of the education market, and a proprietary lead database processing architecture.

Going Concern

The Company had a net loss allocable to common stockholders of $6,048,113 and negative cash flows from operations of $4,403,361 for the year ended December 31, 2012.  While management expects operating trends to improve over the course of 2013, the Company’s ability to continue as a going concern is contingent on securing additional debt or equity financing from outside investors. These matters raise substantial doubt about the Company's ability to continue as a going concern.

Management plans to continue to implement its business plan and to fund operations by raising additional capital through the issuance of debt and equity securities. During 2012, the Company has raised $5,778,000 in gross funding including: (i) $1,706,000 from the sale of convertible notes and warrants under the Laidlaw arrangement (See Note 9), (ii) $600,000 from the sale of convertible notes to the Company’s chief executive officer (the “CEO”) (See Notes 9 and 15), and (iii) $3,472,000 from Units (consisting of common shares and warrants) (See Note 12). Since the beginning of 2013, the Company has received an additional $565,000 in funding from the sale of Units (consisting of common stock and warrants). To aid the fund-raising process, the Company on March 14, 2013 engaged Laidlaw and Company to raise up to $770,000 through the sale of additional Units.

The consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.